Receivables and Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Schedule of Trade Receivables

A.	Trade receivables:

	December 31
	2022	2021
	NIS in thousands
Open accounts *	34,841	14,532
Credit cards receivable	3,725	3,788
Provision for discount	(753)	-
Provision for doubtful debts	(894)	(913)
	36,919	17,407

Schedule of Other Receivables

B.	Other receivables:

	December 31
	2022	2021
	NIS in thousands
Institutions	6,384	2,535
Prepaid expenses	3,132	4,979
Prepayments to suppliers	1,212	8,140
Loans to non-related parties, net (A)	64,352	4,680
Receivables revenue	3,840	1,187
Related parties	16,087	-
Others	2,368	11,723
	97,375	33,244

Schedule of Provision for Impairment
Balance before provision for impairment	76,081
Provision for impairment	(11,729)
Balance after provision for impairment	64,352

Schedule of Other Payables

	December 31
	2022	2021
	NIS in thousands
Accrued expenses	3,857	5,959
Institutions	21,236	*2,706
Payroll and related liabilities	6,732	*5,243
Deferred revenues	8,060	2,901
Short term Lease liability	4,349	3,307
Advanced payments	66	3,990
Deferred consideration due to acquisitions	4,080	9,862
Others	17	*7,082
	48,397	41,050

*	Reclassified